Financial Instruments Schedule of derivative instruments not designated in qualifying hedging relationships (Detail) (Not Designated as Hedging Instrument [Member], Diesel Fuel Contracts [Member])	Sep. 29, 2013 gal	Dec. 30, 2012 Derivative gal
Not Designated as Hedging Instrument [Member] | Diesel Fuel Contracts [Member]
Derivative [Line Items]
Number of Instruments	2	4
Notional Amount	2,016,158	8,712,304
Price/Index, Floor Price	3.75	3.64
Price/Index, Cap Price	3.93	4.09